Other Expense (Income), Net - Other Expense (Income), Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended						3 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 North America [Member]	Dec. 31, 2013 North America [Member]	Dec. 31, 2012 North America [Member]	Dec. 31, 2011 North America [Member]	Dec. 31, 2013 Corporate [Member]	Dec. 31, 2012 Corporate [Member]	Dec. 31, 2011 Corporate [Member]	Dec. 31, 2012 Europe [Member]	Dec. 31, 2011 Europe [Member]	Sep. 30, 2011 Europe [Member]	Dec. 31, 2013 Europe [Member]	Dec. 31, 2012 Europe [Member]	Dec. 31, 2011 Europe [Member]	Dec. 31, 2013 Rest of World [Member]	Dec. 31, 2012 Rest of World [Member]	Dec. 31, 2011 Rest of World [Member]
Component of Operating Other Cost and Expense [Abstract]
Impairment of long-lived assets				$ 23	$ 23	$ 2	$ 7				$ 23			$ 0	$ 23	$ 14	$ 10	$ 0	$ 0
Re-measurement gain					0	(35)	0	0	(153)	0
Settlement agreement					0	0	11
Insurance proceeds					0	0	(15)
Other expense (income), net	144	(108)	156		23	(33)	3	0	(153)	(1)				89	78	154	32	0	0
Restructuring charges											55			89	55	0
Loss (gain) on disposal of facility												16	113	0	0	129
Customer bankruptcy														0	0	11
Impairment of goodwill	22				0									0			22	0	0
Write down of real estate								0	0	9
Gain on sale of investment								$ 0	$ 0	$ (10)